Matthews Emerging Markets ex China Active ETFMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 91.9%
	Shares	Value
India: 23.5%
ICICI Bank, Ltd. ADR	35,665	$1,124,161
HDFC Bank, Ltd. ADR	15,697	1,042,909
Bharti Airtel, Ltd.	33,597	681,354
Indian Hotels Co., Ltd.	58,729	541,133
Apollo Hospitals Enterprise, Ltd.	6,390	494,633
Reliance Industries, Ltd.	32,186	480,159
Shriram Finance, Ltd.	57,952	444,781
Infosys, Ltd. ADR	23,035	420,389
Mahindra & Mahindra, Ltd.	13,161	410,478
Lupin, Ltd.	17,096	405,626
SBI Life Insurance Co., Ltd.[b,c]	21,942	397,355
Axis Bank, Ltd.	30,097	388,042
Bajaj Finance, Ltd.	3,668	383,895
Bandhan Bank, Ltd.[b,c]	215,480	368,778
Zydus Lifesciences, Ltd.	24,352	252,544
Zomato, Ltd.[d]	96,811	228,457
Tata Consultancy Services, Ltd.	4,499	189,816
Sun Pharmaceutical Industries, Ltd.	9,233	187,387
Total India		8,441,897

Taiwan: 18.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,827	3,623,282
Taiwan Semiconductor Manufacturing Co., Ltd.	18,000	493,336
Elite Material Co., Ltd.	22,000	361,117
Delta Electronics, Inc.	31,000	336,119
MediaTek, Inc.	8,000	334,915
Cathay Financial Holding Co., Ltd.	181,000	333,626
E Ink Holdings, Inc.	41,000	327,234
Hon Hai Precision Industry Co., Ltd.	57,000	250,644
Alchip Technologies, Ltd.	3,000	247,572
Eclat Textile Co., Ltd.	16,000	212,032
Total Taiwan		6,519,877

South Korea: 11.0%
Samsung Electronics Co., Ltd.	32,928	1,292,522
KB Financial Group, Inc.	9,683	519,495
SK Hynix, Inc.	3,805	492,777
Coupang, Inc.[d]	17,397	381,516
Hyundai Motor Co.	2,637	353,152
BGF Retail Co., Ltd.	4,499	334,255
NAVER Corp.	2,488	322,722
SK Telecom Co., Ltd.	7,129	268,699
Total South Korea		3,965,138

Brazil: 7.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	24,000	427,400
NU Holdings, Ltd. Class Ad	39,797	407,521
Petroleo Brasileiro SA ADR	26,378	378,261
WEG SA	41,500	328,079
Rumo SA	115,000	325,666
Vale SA ADR	28,719	286,616
MercadoLibre, Inc.[d]	125	243,859
Itau Unibanco Holding SA ADR	33,295	183,122
Total Brazil		2,580,524

	Shares	Value

United Arab Emirates: 5.9%
Emaar Properties PJSC	198,204	$720,388
Talabat Holding PLC[d]	1,321,951	511,066
ADNOC Drilling Co. PJSC	319,881	447,636
Abu Dhabi Islamic Bank PJSC	96,307	420,567
Total United Arab Emirates		2,099,657

Singapore: 4.0%
DFI Retail Group Holdings, Ltd.	254,310	607,801
Grab Holdings, Ltd. Class Ad	90,641	410,604
Sea, Ltd. ADR[d]	3,060	399,299
Total Singapore		1,417,704

Malaysia: 3.9%
Hong Leong Bank BHD	126,800	575,493
IHH Healthcare BHD	361,900	564,360
Gamuda BHD	290,600	275,047
Total Malaysia		1,414,900

Peru: 2.6%
Cia de Minas Buenaventura SAA ADR	29,905	467,415
Credicorp, Ltd.	2,484	462,422
Total Peru		929,837

South Africa: 2.3%
Capitec Bank Holdings, Ltd.	2,677	451,602
Shoprite Holdings, Ltd.	25,462	377,544
Total South Africa		829,146

Poland: 2.3%
Powszechna Kasa Oszczednosci Bank Polski SA	25,024	485,251
InPost SAd	22,253	324,509
Total Poland		809,760

Philippines: 2.2%
International Container Terminal Services, Inc.	84,800	526,064
Bank of the Philippine Islands	120,330	277,563
Total Philippines		803,627

Saudi Arabia: 2.2%
Al Rajhi Bank	15,569	423,352
Saudi National Bank	38,304	366,079
Total Saudi Arabia		789,431

Vietnam: 1.8%
Asia Commercial Bank JSC	382,200	388,947
FPT Corp.	55,798	264,259
Total Vietnam		653,206

Indonesia: 1.3%
PT Indosat Tbk	5,273,000	463,298
Total Indonesia		463,298

Mexico: 1.1%
Gentera SAB de CV	251,400	387,455
Total Mexico		387,455

Matthews Emerging Markets ex China Active ETFMarch 31, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

United States: 1.0%
Freeport-McMoRan, Inc.	9,263	$350,697
Total United States		350,697

Turkey: 0.7%
BIM Birlesik Magazalar AS	21,461	259,074
Total Turkey		259,074

Thailand: 0.7%
Central Pattana Public Co., Ltd.	174,300	241,477
Total Thailand		241,477

TOTAL COMMON EQUITIES		32,956,705
(Cost $32,119,925)
SHORT-TERM INVESTMENTS: 8.0%
Money Market Funds: 8.0%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.26%[e]	2,873,518	2,873,518
(Cost $2,873,518)

Total Investments: 99.9%		35,830,223
(Cost $34,993,443)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		49,417
Net Assets: 100.0%		$35,879,640

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $766,133, which is 2.14% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
e	Rate shown is the current yield as of March 31, 2025.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
PJSC	Public Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).